Investment Objectives and Goals - Prospectus Summary - BNY Mellon Balanced Opportunity Fund	Nov. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks high total return through a combination of capital appreciation and current income.
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks high total return through a combination of capital appreciation and current income.